Organization and Nature of Operations - Schedule of Company’s Subsidiaries Which are Included in Condensed Consolidated Financial Statements (Details)	12 Months Ended
Dec. 31, 2025
Avalon Healthcare System, Inc. (“AHS”) [Member]
Schedule of Company’s Subsidiaries which are Included in Condensed Consolidated Financial Statements [Line Items]
Place and Date of Incorporation	Delaware May 18, 2015
Percentage of Ownership	100.00%
Principal Activities	Holding company for payroll and other expenses
Avalon RT 9 Properties LLC (“Avalon RT 9”) [Member]
Schedule of Company’s Subsidiaries which are Included in Condensed Consolidated Financial Statements [Line Items]
Place and Date of Incorporation	New Jersey February 7, 2017
Percentage of Ownership	100.00%
Principal Activities	Owned and operated an income-producing real property and held and managed the corporate headquarters through February 2026
Avalon (Shanghai) Healthcare Technology Co., Ltd. (“Avalon Shanghai”) [Member]
Schedule of Company’s Subsidiaries which are Included in Condensed Consolidated Financial Statements [Line Items]
Place and Date of Incorporation	PRC April 29, 2016
Percentage of Ownership	100.00%
Principal Activities	Is not considered an operating entity
Genexosome Technologies Inc. (“Genexosome”) [Member]
Schedule of Company’s Subsidiaries which are Included in Condensed Consolidated Financial Statements [Line Items]
Place and Date of Incorporation	Nevada July 31, 2017
Percentage of Ownership	60.00%
Principal Activities	No current activities to report, dormant
Avalon Laboratory Services, Inc. (“Avalon Lab”) [Member]
Schedule of Company’s Subsidiaries which are Included in Condensed Consolidated Financial Statements [Line Items]
Place and Date of Incorporation	Delaware October 14, 2022
Percentage of Ownership	100.00%
Principal Activities	No current activities to report, dormant
Q&A Distribution LLC (“Q&A Distribution”) [Member]
Schedule of Company’s Subsidiaries which are Included in Condensed Consolidated Financial Statements [Line Items]
Place and Date of Incorporation	Texas May 1, 2024
Percentage of Ownership	100.00%
Principal Activities	Distributes KetoAir device
Nexus MergerSub Limited (“Nexus”) [Member]
Schedule of Company’s Subsidiaries which are Included in Condensed Consolidated Financial Statements [Line Items]
Place and Date of Incorporation	BVI February 21, 2025
Percentage of Ownership	100.00%
Principal Activities	No current activities to report
Avalon Quantum AI, LLC (“Avalon Quantum AI”) [Member]
Schedule of Company’s Subsidiaries which are Included in Condensed Consolidated Financial Statements [Line Items]
Place and Date of Incorporation	Nevada December 5, 2025
Percentage of Ownership	100.00%
Principal Activities	Advanced Agentic AI systems, including automated video generation and workflow automation solutions."